UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-23025

                                 TCW Alternative Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800

            Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Patrick W. Dennis

TCW Alternative Funds

865 South Figueroa Street, Suite 1800

                    Los Angeles, California 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TCW | Gargoyle Dynamic 500 Fund
Schedule of Investments (Unaudited)	January 31, 2018

Number of Shares	Exchange Traded Funds	Value

	Exchange Traded Funds (101.4%)
27,420	SPDR S&P 500 ETF Trust (1) (2)	$7,729,698

	Total Exchange Traded Funds (Cost: $5,950,405) (101.4%)	7,729,698

	Total Investments Before Written Option (Cost: 5,950,405) (101.4%)	7,729,698

	Written Options

	Written Options (Cost -$125,569) (-2.1%)	(159,110)

	Excess of Other Assets over Liabilities (0.7%)	56,864

	Net Assets (100.0%)	$7,627,452

(1)	A portion of this security is segregated to cover for written options.
(2)	SPDR S&P 500 ETF Trust (the “S&P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The S&P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the S&P 500 ETF is referred to as a “Unit”. The S&P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. You can access the financial statements of this ETF by going to the fund’s homepage at (https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY).

Description	Call/Put	Number of contracts	Notional amount	Exercise price	Expiration date	Premiums (Received)	Value

Written Options - Exchange Traded
S&P 500 Index	Call	4	(1,129,524)	$2,690.00	02/28/18	$ (12,676)	$(57,060)
S&P 500 Index	Call	26	(7,341,906)	2,850.00	03/29/18	(112,893)	(102,050)

Total Written Options - Exchange Traded						$(125,569)	$(159,110)

Notes to the Schedule of Investments:

ETF -	ExchangeTraded Fund
S&P -	Standardand Poor’s
SPDR	Standardand Poor’s Depositary Receipt

See accompanying notes to schedule of investments.

TCW | Gargoyle Dynamic 500 Fund
Investments by Industry (Unaudited)	January 31, 2018

Industry	Percentage of Net Assets

Exchange Traded Funds	101.4%
Written Options	(2.1)
Excess of Other Assets over Liabilities	0.7

Total	100.0%

See accompanying notes to schedule of investments.

TCW | Gargoyle Dynamic 500 Collar Fund
Schedule of Investments (Unaudited)	January 31, 2018

Number of Shares	Exchange Traded Funds	Value

	Exchange Traded Funds (95.7%)
3,600	SPDR S&P 500 ETF Trust (1) (2)	$1,014,840

	Total Exchange Traded Funds (Cost: $859,366) (95.7%)	1,014,840

	Purchased Options

	Purchased Options (Cost $47,374) (3.2%)	34,144

	Total Investments Before Written Option (Cost: 906,740) (98.9%)	1,048,984

	Written Options

	Written Options (Cost -$11,185) (-1.5%)	(16,239)

	Excess of Other Assets over Liabilities (2.6%)	27,626

	Net Assets (100.0%)	$1,060,371

(1)	A portion of this security is segregated to cover for written options.
(2)	SPDR S&P 500 ETF Trust (the “S&P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The S&P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the S&P 500 ETF is referred to as a “Unit”. The S&P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. You can access the financial statements of this ETF by going to the fund’s homepage at (https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY).

Description	Call/Put	Number of contracts	Notional amount	Exercise price	Expiration date	Premiums Paid	Value

Purchased Options - Exchange Traded
S&P 500 Index	Put	3	847,143	$2,700.00	12/21/18	$41,802	$30,945
SPDR S&P 500 ETF Trust	Put	7	197,330	268.00	06/15/18	5,572	3,199

Total Purchased Options - Exchange Traded						$47,374	$34,144

Description	Call/Put	Number of contracts	Notional amount	Exercise price	Expiration date	Premiums (Received)	Value

Written Options - Exchange Traded
S&P 500 Index	Call	2	(564,762)	$2,830.00	03/16/18	$(5,798)	$(8,490)
S&P 500 Index	Call	1	(282,381)	2,885.00	03/29/18	(3,578)	(2,345)
SPDR S&P 500 ETF Trust	Call	3	(84,570)	271.00	03/16/18	(936)	(4,077)
SPDR S&P 500 ETF Trust	Call	3	(84,570)	283.00	03/16/18	(873)	(1,327)

Total Written Options - Exchange Traded						$(11,185)	$(16,239)

Notes to the Schedule of Investments:

ETF -	ExchangeTraded Fund
S&P -	Standardand Poor’s
SPDR	Standardand Poor’s Depositary Receipt

See accompanying notes to schedule of investments.

TCW | Gargoyle Dynamic 500 Collar Fund
Investments by Industry (Unaudited)	January 31, 2018

Industry	Percentage of Net Assets

Exchange Traded Funds	95.7%
Purchased Options	3.2
Written Options	(1.5)
Excess of Other Assets over Liabilities	2.6

Total	100.0%

See accompanying notes to schedule of investments.

TCW | Gargoyle Dynamic 500 Market-Neutral Fund
Schedule of Investments (Unaudited)	January 31, 2018

Number of Shares	Exchange Traded Funds	Value

	Exchange Traded Funds (103.3%)
3,800	SPDR S&P 500 ETF Trust (1) (2)	$1,071,220

	Total Exchange Traded Funds (Cost: $906,333) (103.3%)	1,071,220

	Total Investments Before Written Option (Cost: 906,333) (103.3%)	1,071,220

	Written Options

	Written Options (Cost -$54,133) (-4.2%)	(44,190)

	Excess of Other Assets over Liabilities (0.9%)	9,778

	Net Assets (100.0%)	$1,036,808

(1)	All of this security is segregated to cover for written options.
(2)	SPDR S&P 500 ETF Trust (the “S&P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The S&P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the S&P 500 ETF is referred to as a “Unit”. The S&P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. You can access the financial statements of this ETF by going to the fund’s homepage at (https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY).

Description	Call/Put	Number of contracts	Notional amount	Exercise price	Expiration date	Premiums (Received)	Value

Written Options - Exchange Traded
S&P 500 Index	Call	4	(1,129,524)	$2,790.00	03/16/18	$(33,702)	$(27,380)
S&P 500 Index	Call	1	(282,381)	2,800.00	03/16/18	(7,845)	(6,145)
SPDR S&P 500 ETF Trust	Call	15	(422,850)	279.00	03/16/18	(12,586)	(10,665)

Total Written Options - Exchange Traded						$(54,133)	$(44,190)

Notes to the Schedule of Investments:

ETF -	ExchangeTraded Fund
S&P -	Standardand Poor’s
SPDR	Standardand Poor’s Depositary Receipt

See accompanying notes to schedule of investments.

TCW | Gargoyle Dynamic 500 Market-Neutral Fund
Investments by Industry (Unaudited)	January 31, 2018

Industry	Percentage of Net Assets

Exchange Traded Funds	103.3%
Written Options	(4.2)
Excess of Other Assets over Liabilities	0.9

Total	100.0%

See accompanying notes to schedule of investments.

TCW | Gargoyle Hedged Value Fund
Schedule of Investments (Unaudited)	January 31, 2018

Number of Shares	Common Stock	Value

	Consumer Discretionary (16.9%)
9,715	AMC Networks, Inc., Class A (1) (2)	$501,197
8,034	AutoNation, Inc. (2)	483,807
6,864	Foot Locker, Inc.	337,366
21,382	Ford Motor Co. (1)	234,561
11,256	General Motors Co. (1)	477,367
14,500	Goodyear Tire & Rubber Co. (The) (1)	504,890
11,306	International Game Technology PLC	328,665
7,600	Liberty Global PLC, Class A (2)	284,088
18,696	Macy’s, Inc.	485,161
4,890	Michael Kors Holdings, Ltd. (2)	322,740
15,000	Michaels Cos., Inc. (The) (2)	403,050
8,319	Newell Brands, Inc.	219,954
7,185	Signet Jewelers, Ltd.	380,087
12,000	Viacom, Inc., Class B	401,040

	Total Consumer Discretionary	5,363,973

	Consumer Staples (5.0%)
7,975	Campbell Soup Co.	371,236
19,596	Coty, Inc., Class A	384,278
6,200	Molson Coors Brewing Co., Class B (1)	520,924
6,800	TreeHouse Foods, Inc. (1) (2)	320,688

	Total Consumer Staples	1,597,126

	Energy (5.4%)
9,699	Devon Energy Corp.	401,248
14,214	Murphy Oil Corp.	456,269
26,269	Range Resources Corp. (1)	374,333
42,850	Transocean, Ltd. (1) (2)	462,352

	Total Energy	1,694,202

	Financials (14.7%)
1,937	Affiliated Managers Group, Inc. (1)	386,683
10,700	Assured Guaranty, Ltd.	380,813
19,671	CNO Financial Group, Inc. (1)	483,710
9,071	Franklin Resources, Inc.	384,701
11,310	Legg Mason, Inc. (1)	482,032
17,942	Leucadia National Corp. (1)	485,690
4,595	LPL Financial Holdings, Inc.	274,138
21,860	MGIC Investment Corp. (1) (2)	323,965
7,155	Principal Financial Group, Inc.	483,678
22,377	Radian Group, Inc.	493,860

See accompanying notes to schedule of investments.

TCW | Gargoyle Hedged Value Fund
Schedule of Investments (Unaudited) (Continued)	January 31, 2018

Number of Shares	Common Stock	Value

	Financials (Continued)
9,275	Voya Financial, Inc. (1)	$481,465

	Total Financials	4,660,735

	Health Care (19.4%)
4,236	AbbVie, Inc.	475,364
1,500	Amgen, Inc.	279,075
1,415	Biogen, Inc. (2)	492,151
3,637	Centene Corp. (2)	390,032
6,140	Express Scripts Holding Co. (2)	486,165
6,046	Gilead Sciences, Inc. (1)	506,655
7,586	Hologic, Inc. (2)	323,922
3,500	Jazz Pharmaceuticals PLC (2)	510,090
2,917	McKesson Corp.	492,623
7,489	MEDNAX, Inc. (2)	395,494
6,158	Merck & Co., Inc.	364,862
10,694	Mylan NV (2)	458,238
5,445	Perrigo Co. PLC (1)	493,426
3,568	United Therapeutics Corp. (2)	460,272

	Total Health Care	6,128,369

	Industrials (10.4%)
8,108	Avis Budget Group, Inc. (1) (2)	364,536
5,126	Delta Air Lines, Inc. (1)	291,003
6,774	Macquarie Infrastructure Corp.	449,455
5,806	Regal Beloit Corp.	452,287
6,650	Stericycle, Inc. (2)	501,144
4,872	United Continental Holdings, Inc. (2)	330,419
2,197	United Rentals, Inc. (2)	397,899
12,671	USG Corp. (1) (2)	489,861

	Total Industrials	3,276,604

	Information Technology (21.7%)
4,916	Akamai Technologies, Inc. (2)	329,323
6,047	Avnet, Inc.	256,998
2,556	Belden, Inc.	216,672
13,805	CA, Inc. (1)	494,909
12,148	eBay, Inc. (1) (2)	492,966
3,482	F5 Networks, Inc. (2)	503,288
16,661	Jabil, Inc.	423,689
17,330	Juniper Networks, Inc.	453,180
1,869	Lam Research Corp. (1)	357,951
3,869	LogMeIn, Inc. (1)	486,720
13,133	NCR Corp. (2)	492,619

See accompanying notes to schedule of investments.

TCW | Gargoyle Hedged Value Fund
Schedule of Investments (Unaudited) (Continued)	January 31, 2018

Number of Shares	Common Stock	Value

	Information Technology (Continued)
29,360	Nuance Communications, Inc. (2)	$522,902
14,800	Open Text Corp.	506,900
20,321	Twitter, Inc. (2)	524,485
14,619	Xerox Corp. (1)	498,946
2,636	Zebra Technologies Corp., Class A (2)	324,650

	Total Information Technology	6,886,198

	Materials (6.7%)
12,033	Mosaic Co. (The)	328,501
13,030	Newmont Mining Corp.	527,845
15,762	Owens-Illinois, Inc. (2)	365,994
44,000	Platform Specialty Products Corp. (2)	515,240
4,426	Reliance Steel & Aluminum Co. (1)	387,673

	Total Materials	2,125,253

	Telecommunication Services (1.3%)
11,201	AT&T, Inc.	419,477

	Total Common Stock (Cost: $26,906,699) (101.5%)	32,151,937

	Total Investments Before Written Option (Cost: 26,906,699) (101.5%)	32,151,937

	Written Options

	Written Options (Cost -$520,353) (-2.3%)	(718,490)

	Excess of Other Assets over Liabilities (0.8%)	244,962

	Net Assets (100.0%)	$31,678,409

(1)	All or a portion of this security is segregated to cover for written options.
(2)	Non-income producing security.

See accompanying notes to schedule of investments.

TCW | Gargoyle Hedged Value Fund
Schedule of Investments (Unaudited) (Continued)	January 31, 2018

Description	Call/Put	Number of contracts	Notional amount	Exercise price	Expiration date	Premiums (Received)	Value

Written Options - Exchange Traded
NASDAQ 100 Index	Call	2	(1,389,997)	$6,750.00	03/16/18	$ (20,358)	$(59,740)
Russell 2000 Index	Call	36	(5,669,935)	1,520.00	02/16/18	(104,242)	(228,060)
Russell 2000 Index	Call	27	(4,252,451)	1,530.00	02/16/18	(74,252)	(147,960)
Russell 2000 Index	Call	42	(6,614,924)	1,610.00	03/16/18	(121,996)	(77,910)
S&P 500 Index	Call	6	(1,694,286)	2,815.00	03/16/18	(23,154)	(30,930)
S&P 500 Index	Call	18	(5,082,858)	2,815.00	03/29/18	(82,781)	(107,190)
S&P 500 Index	Call	10	(2,823,810)	2,850.00	03/29/18	(46,780)	(39,250)
S&P 500 Index	Call	10	(2,823,810)	2,875.00	03/29/18	(46,790)	(27,450)

Total Written Options - Exchange Traded						$(520,353)	$(718,490)

Notes to the Schedule of Investments:

NASDAQ -  National Association of Securities Dealers Automated Quotations.

S&P -          Standard and Poor’s

See accompanying notes to schedule of investments.

TCW | Gargoyle Hedged Value Fund
Investments by Industry (Unaudited)	January 31, 2018

Industry	Percentage of Net Assets

Information Technology	21.7%
Health Care	19.4
Consumer Discretionary	16.9
Financials	14.7
Industrials	10.4
Materials	6.7
Energy	5.4
Consumer Staples	5.0
Telecommunication Services	1.3
Written Options	(2.3)
Excess of Other Assets over Liabilities	0.8

Total	100.0%

See accompanying notes to schedule of investments.

TCW | Gargoyle Systematic Value Fund
Schedule of Investments (Unaudited)	January 31, 2018

Number of Shares	Common Stock	Value

	Consumer Discretionary (17.3%)
294	AMC Networks, Inc., Class A (1)	$15,167
400	AutoNation, Inc. (1)	24,087
529	Bed Bath & Beyond, Inc.	12,209
112	DISH Network Corp., Class A (1)	5,253
164	Foot Locker, Inc.	8,061
1,079	Ford Motor Co.	11,837
467	General Motors Co.	19,805
447	Goodyear Tire & Rubber Co. (The)	15,565
30	Graham Holdings Co., Class B	17,834
900	International Game Technology PLC	26,163
454	Liberty Global PLC, Class A (1)	16,971
902	Macy’s, Inc.	23,407
363	Michael Kors Holdings, Ltd. (1)	23,958
800	Michaels Cos., Inc. (The) (1)	21,495
143	PVH Corp.	22,176
432	Viacom, Inc., Class B	14,437

	Total Consumer Discretionary	278,425

	Consumer Staples (5.2%)
428	Campbell Soup Co.	19,923
1,146	Coty, Inc., Class A	22,473
248	Edgewell Personal Care Co. (1)	14,002
190	Molson Coors Brewing Co., Class B	15,964
259	TreeHouse Foods, Inc. (1)	12,214

	Total Consumer Staples	84,576

	Energy (4.8%)
742	Antero Resources Corp. (1)	14,417
600	Kinder Morgan, Inc.	10,787
660	Murphy Oil Corp.	21,185
883	Range Resources Corp.	12,583
1,662	Transocean, Ltd. (1)	17,933

	Total Energy	76,905

	Financials (14.7%)
109	Affiliated Managers Group, Inc.	21,760
486	Assured Guaranty, Ltd.	17,297
889	CNO Financial Group, Inc.	21,861
278	FirstCash, Inc.	20,322
473	Legg Mason, Inc.	20,159
870	Leucadia National Corp.	23,551
371	LPL Financial Holdings, Inc.	22,134
988	MGIC Investment Corp. (1)	14,642

See accompanying notes to schedule of investments.

TCW | Gargoyle Systematic Value Fund
Schedule of Investments (Unaudited) (Continued)	January 31, 2018

Number of Shares	Common Stock	Value

	Financials (Continued)
268	Principal Financial Group, Inc.	$18,117
1,011	Radian Group, Inc.	22,313
95	Reinsurance Group of America, Inc.	14,882
382	Voya Financial, Inc.	19,830

	Total Financials	236,868

	Health Care (18.0%)
230	AbbVie, Inc.	25,811
60	Allergan PLC	10,816
121	Amgen, Inc.	22,512
54	Biogen, Inc. (1)	18,782
230	Centene Corp. (1)	24,665
274	Express Scripts Holding Co. (1)	21,695
193	Gilead Sciences, Inc.	16,173
87	HCA Healthcare, Inc. (1)	8,801
354	Hologic, Inc. (1)	15,116
123	Jazz Pharmaceuticals PLC (1)	17,926
130	McKesson Corp.	21,954
243	Merck & Co., Inc.	14,398
257	Molina Healthcare, Inc. (1)	23,480
494	Mylan NV (1)	21,168
146	Perrigo Co. PLC	13,231
102	United Therapeutics Corp. (1)	13,158

	Total Health Care	289,686

	Industrials (11.2%)
517	AECOM (1)	20,220
430	Avis Budget Group, Inc. (1)	19,333
348	Delta Air Lines, Inc.	19,756
269	Eaton Corp. PLC	22,588
253	Macquarie Infrastructure Corp.	16,787
178	Regal Beloit Corp.	13,866
257	Stericycle, Inc. (1)	19,368
277	United Continental Holdings, Inc. (1)	18,786
506	USG Corp. (1)	19,562
156	WESCO International, Inc. (1)	10,631

	Total Industrials	180,897

	Information Technology (20.8%)
364	Akamai Technologies, Inc. (1)	24,384
473	CA, Inc.	16,957
887	Ciena Corp. (1)	18,875
401	Cirrus Logic, Inc. (1)	19,878

See accompanying notes to schedule of investments.

TCW | Gargoyle Systematic Value Fund
Schedule of Investments (Unaudited) (Continued)	January 31, 2018

Number of Shares	Common Stock	Value

	Information Technology (Continued)
619	CSRA, Inc.	$20,600
585	eBay, Inc. (1)	23,739
145	F5 Networks, Inc. (1)	20,958
609	Jabil, Inc.	15,487
711	Juniper Networks, Inc.	18,593
68	Lam Research Corp.	13,023
146	LogMeIn, Inc.	18,367
550	NCR Corp. (1)	20,631
1,026	Nuance Communications, Inc. (1)	18,273
528	Open Text Corp.	18,083
106	Skyworks Solutions, Inc.	10,304
943	Twitter, Inc. (1)	24,339
584	Xerox Corp.	19,932
112	Zebra Technologies Corp., Class A (1)	13,794

	Total Information Technology	336,217

	Materials (5.2%)
700	Louisiana-Pacific Corp. (1)	20,727
488	Newmont Mining Corp.	19,769
754	Owens-Illinois, Inc. (1)	17,508
1,287	Platform Specialty Products Corp. (1)	15,071
120	Reliance Steel & Aluminum Co.	10,511

	Total Materials	83,586

	Telecommunication Services (1.9%)
437	AT&T, Inc.	16,366
812	CenturyLink, Inc.	14,462

	Total Telecommunication Services	30,828

	Total Common Stock (Cost: $1,374,262) (99.1%)	1,597,988

	Total Investments (Cost: $1,374,262) (99.1%)	1,597,988

	Excess of Other Assets over Liabilities (0.9%)	14,310

	Net Assets (100.0%)	$1,612,298

(1)	Non-income producing security.

See accompanying notes to schedule of investments.

TCW | Gargoyle Systematic Value Fund
Investments by Industry (Unaudited)	January 31, 2018

Industry	Percentage of Net Assets

Information Technology	20.8%
Health Care	18.0
Consumer Discretionary	17.3
Financials	14.7
Industrials	11.2
Consumer Staples	5.2
Materials	5.2
Energy	4.8
Telecommunication Services	1.9
Excess of Other Assets over Liabilities	0.9

Total	100.0%

See accompanying notes to schedule of investments.

TCW | High Dividend Equities Long/Short Fund
Schedule of Investments (Unaudited)	January 31, 2018

Number of Shares	Common Stock	Value

	Consumer Discretionary (4.3%)
1,180	DR Horton, Inc.	$57,879

	Financials (16.6%)
4,731	Ares Capital Corp.	75,459
1,699	Greenhill & Co., Inc.	31,516
6,119	Triangle Capital Corp.	65,167
746	Wells Fargo & Co.	49,073

	Total Financials	221,215

	Industrials (4.4%)
669	EnPro Industries, Inc. (1)	58,865

	Information Technology (5.4%)
178	Apple, Inc.	29,803
254	International Business Machines Corp.	41,580

	Total Information Technology	71,383

	Real Estate Investment Trust (REIT) (52.8%)
556	American Tower Corp.	82,121
11,703	Clipper Realty, Inc.	110,593
16,929	Colony NorthStar, Inc., Class A	152,022
120	Equinix, Inc.	54,623
4,996	Kennedy-Wilson Holdings, Inc.	88,679
2,016	NexPoint Residential Trust, Inc.	53,444
1,544	Seritage Growth Properties, Class A	63,613
226	Simon Property Group, Inc.	36,922
3,200	Tier REIT, Inc.	62,112

	Total Real Estate Investment Trust (REIT)	704,129

	Telecommunication Services (3.1%)
767	Verizon Communications, Inc.	41,472

	Utilities (2.7%)
1,887	NRG Yield, Inc., Class C	35,664

	Total Common Stock (Cost: $1,170,018) (89.3%)	1,190,607

See accompanying notes to schedule of investments.

TCW High Dividend Equities Long/Short Fund
Schedule of Investments (Unaudited) (Continued)	January 31, 2018

Number of Shares	Preferred Stock	Value

	Real Estate Investment Trust (REIT) (8.2%)
4,750	Colony NorthStar, Inc., 7.13%, Perpetual Maturity	$108,823

	Total Preferred Stock (Cost: $107,841) (8.2%)	108,823

	Total Investments Before Investments Sold Short (Cost: $1,277,859) (97.5%)	1,299,430

	Securities Sold Short

	Consumer Discretionary (-1.6%)
(60)	Tesla, Inc. (2)	(21,259)

	Consumer Staples (-4.0%)
(190)	Clorox Co. (The)	(26,921)
(762)	Hormel Foods Corp.	(26,159)

	Total Consumer Staples	(53,080)

	Energy (-2.2%)
(804)	National Oilwell Varco, Inc.	(29,491)

	Real Estate Investment Trust (REIT) (-1.1%)
(125)	Digital Realty Trust, Inc.	(13,994)

	Total Securities Sold Short (Cost: -$112,384) (-8.9%)	(117,824)

	Total Investments Net of Securities Sold Short (Cost: $1,165,475) (88.6%)	1,181,606

	Excess of Other Assets over Liabilities (11.4%)	151,644

	Net Assets (100.0%)	$1,333,250

(1)	All of this security is segregated to cover for written options.
(2)	Non-income producing security.

See accompanying notes to schedule of investments.

TCW High Dividend Equities Long/Short Fund
Investments by Industry (Unaudited)	January 31, 2018

Industry	Long Investments Percentage of Net Assets	Short Investments Percentage of Net Assets

Real Estate Investment Trust (REIT)	61.0%	(1.1)%
Financials	16.6	—
Information Technology	5.4	—
Industrials	4.4	—
Consumer Discretionary	4.3	(1.6)
Telecommunication Services	3.1	—
Utilities	2.7	—
Consumer Staples	—	(4.0)
Energy	—	(2.2)
Excess of Other Assets over Liabilities	11.4	—

Total	108.9%	(8.9)%

See accompanying notes to schedule of investments.

TCW Long/Short Fundamental Value Fund
Schedule of Investments (Unaudited)	January 31, 2018

Number of Shares	Common Stock	Value

	Consumer Discretionary (15.5%)
4,147	Barnes & Noble Education, Inc. (1)	$27,578
4,885	BBX Capital Corp.	44,502
1,800	Century Casinos, Inc. (1)	16,469
2,526	Hibbett Sports, Inc. (1)	57,088
2,579	National CineMedia, Inc.	17,279

	Total Consumer Discretionary	162,916

	Energy (1.0%)
1,400	Halcon Resources Corp. (1)	11,186

	Financials (44.2%)
1,066	Bank of America Corp.	34,111
1,674	Donegal Group, Inc., Class A	29,379
2,790	Esquire Financial Holdings, Inc. (1)	63,500
1,069	First Northwest Bancorp (1)	18,119
506	First Savings Financial Group, Inc.	32,131
697	FS Bancorp, Inc.	39,973
1,700	Greenhill & Co., Inc.	31,535
1,739	Independence Holding Co.	50,953
2,209	Kingstone Cos., Inc.	46,279
180	NI Holdings, Inc. (1)	2,992
1,483	Owens Realty Mortgage, Inc.	21,133
2,293	Sutherland Asset Management Corp.	33,249
10,080	Tiptree, Inc.	61,992

	Total Financials	465,346

	Industrials (12.2%)
1,479	Air Transport Services Group, Inc. (1)	36,768
65	AMERCO	23,730
5,567	Great Lakes Dredge & Dock Corp. (1)	26,165
2,115	WestJet Airlines, Ltd. (CAD) (2)	42,426

	Total Industrials	129,089

	Information Technology (3.2%)
466	Dell Technologies, Inc., Class V (1)	33,412

	Real Estate Investment Trust (REIT) (2.5%)
1,805	Armada Hoffler Properties, Inc.	25,974

	Total Common Stock (Cost: $757,111) (78.6%)	827,923

See accompanying notes to schedule of investments.

TCW Long/Short Fundamental Value Fund
Schedule of Investments (Unaudited) (Continued)	January 31, 2018

Number of Shares	Preferred Stock	Value

	Financials (5.6%)
18	Huntington Bancshares, Inc., 8.50%, Perpetual Maturity	$24,498
1,387	Sutherland Asset Management Corp., 7.00%, Maturity 08/15/23	34,814

	Total Financials	59,312

	Total Preferred Stock (Cost: $62,148) (5.6%)	59,312

	Total Investments Before Securities Sold Short (Cost: $819,259) (84.2%)	887,235

	Securities Sold Short

	Exchange Traded Funds (-26.6%)
(911)	iShares Russell 2000 ETF (3)	(142,444)
(1,088)	iShares Russell 2000 Value ETF (4)	(138,491)

	Total Exchange Traded Funds	(280,935)

	Information Technology (-3.9%)
(330)	VMware, Inc., Class A (1)	(40,851)

	Total Securities Sold Short (Cost: -$307,398) (-30.5%)	(321,786)

	Total Investments Net of Securities Sold Short (Cost: $511,861) (53.7%)	565,449

	Excess of Other Assets over Liabilities (46.3%)	487,873

	Net Assets (100.0%)	$1,053,322

(1)	Non-income producing security.
(2)	Security denominated in foreign currency.
(3)	The iShares Russell 2000 ETF seeks to track the investment results of the Russell 2000® Index, which measures the performance of the small capitalization sector of the U.S. equity market, as defined by FTSE Russell. You can access the financial statements of this ETF by going to the fund’s homepage at (https://www.ishares.com/us/products/ 239710/ishares-russell-2000-etf).
(4)	The iShares Russell 2000 Value ETF seeks to track the investment results of the Russell 2000® Value Index, which measures the performance of the small capitalization value sector of the U.S. equity market, as defined by FTSE Russell. You can access the financial statements of this ETF by going to the fund’s homepage at (https:// www.ishares.com/us/products/239712/ishares-russell-2000-value-etf).

Notes to the Schedule of Investments:
CAD -	Canadian Dollar
ETF -	Exchange Traded Fund

See accompanying notes to schedule of investments.

TCW Long/Short Fundamental Value Fund
Investments by Industry (Unaudited)	January 31, 2018

Industry	Long Investments Percentage of Net Assets	Short Investments Percentage of Net Assets

Financials	49.8%	—%
Consumer Discretionary	15.5	—
Industrials	12.2	—
Information Technology	3.2	(3.9)
Real Estate Investment Trust (REIT)	2.5	—
Exchange Traded Funds	—	(26.6)
Energy	1.0	—
Excess of Other Assets over Liabilities	46.3	—

Total	130.5%	(30.5)%

See accompanying notes to schedule of investments.

TCW Alternative Funds
Notes to Financial Statements (Unaudited)	January 31, 2018

Note 1 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Security Valuations: Securities listed or traded on the New York and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ Stock Market are valued using official closing prices as reported by NASDAQ. Exchange traded derivatives are valued at the mid price, or if no mid price exists then the last trade price; if no trade price exists then they are valued at the bid price, and if no bid price then ask price for both purchased and written options. Swaps and futures are valued at the last sale price, or if no sales are reported, then the last ask price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Adviser that prices received are not reflective of a security’s market value, are valued by the Adviser in good faith under procedures established by and under the general supervision of the Trust’s Board of Trustees.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value inputs for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security..

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	January 31, 2018

extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FairValue Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 or 3 of the fair value hierarchy, depending on the observability of the input. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable.

Options contracts. Option contracts traded on exchanges are fair valued using market mid prices; as such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

The Funds categorized all of their investments and other financial instruments at Level 1, with the corresponding industries as represented in the Schedule of Investments as of January 31, 2018.

The Funds did not have any transfers in and out of Level 1 of the fair value hierarchy during the period ended January 31, 2018.

The Funds held no investments or other financial instruments at January 31, 2018, whose fair value was calculated using Level 3 inputs.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, assets, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

Options: The Funds purchase and sell put and call options on securities or indices to enhance investment performance and/or to protect against changes in market prices.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Put option gives the holder the right to sell, and

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	January 31, 2018

Note 1 — Significant Accounting Policies (Continued)

obligates the writer to buy, a security at the exercise price at any time before the expiration date. The Funds may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by them. The Funds may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Funds hold the security underlying the option, the option premium and any transaction costs will reduce any profit the Funds might have realized had they sold the underlying security instead of buying the put option. The Funds may purchase call options to hedge against an increase in the price of securities that the Funds ultimately wants to buy. The Funds may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

The Funds sell index call options to partially hedge its stock portfolio. The Funds receive premiums for selling these options. However, selling index call options can limit the Funds’ opportunity to profit from an increase in the market value of the stock portfolio to the extent that the index options’ value increases above the sum of the option premium received and the exercise price of the call options.

Options purchased or sold by the Funds may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

Option contracts purchased and written by the Funds and outstanding at the end of the respective periods are listed in each Fund’s Schedule of Investments.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Alternative Funds

By (Signature and Title)*	/s/ David S. DeVito David S. DeVito, President and Chief Executive Officer (principal executive officer)

Date	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David S. DeVito David S. DeVito, President and Chief Executive Officer (principal executive officer)

Date	March 23, 2018

By (Signature and Title)*	/s/ Richard M. Villa Richard M. Villa, Treasurer (principal financial officer)

Date	March 23, 2018

*	Print the name and title of each signing officer under his or her signature.